BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2022
BORROWINGS
Schedule of mortgage debt and bank loans

USDm	30 June 2022	30 June 2021	31 December 2021

Mortgage debt and bank loans to be repaid as follows:
Falling due within one year	134.1	170.0	209.2
Falling due between one and two years	123.0	124.3	128.1
Falling due between two and three years	130.0	122.1	138.3
Falling due between three and four years	210.3	126.0	134.1
Falling due between four and five years	89.1	207.2	181.3
Falling due after five years	365.7	248.9	351.8
Total	1,052.2	998.5	1,142.8